Financial Instruments and Financial Risk Management (Details)	6 Months Ended
Sep. 30, 2025 USD ($)
Financial Instruments and Financial Risk Management [Abstract]
Percentage of fluctuation in foreign exchange rate	10.00%
Impact to net loss and comprehensive loss	$ 11,524